COMMITMENTS AND CONTINGENCIES - SCHEDULE OF RENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Operating lease	$ 458	$ 464
Short-term lease	165
Total rent expense	$ 623	$ 464